                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
Title:     Manager
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine           Boston, MA                05/15/2013
---------------------------  -----------------------  ------------------------
        [Signature]               [City, State]                [Date]

* Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                10
                                              ----------

Form 13F Information Table Entry Total:           25
                                              ----------

Form 13F Information Table Value Total:        172,036
                                              ----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name
---   --------------------         ----

1.    28-14551       Sankaty Credit Member, LLC

2.    28-14552       Sankaty Credit Member II, Ltd.

3.    28-14550       Sankaty Credit Opportunities Investors III, LLC

4.    28-14556       Sankaty Credit Opportunities III, L.P.

5.    28-14554       Sankaty Credit Opportunities Investors IV, LLC

6.    28-14555       Sankaty Credit Opportunities IV, L.P.

7.    28-14557       Sankaty Credit Opportunities (Offshore Master) IV, L.P

8.    28-14553       Sankaty Credit Opportunities Investors (Offshore) IV, L.P.

9.    28-14558       Prospect Harbor Investors, LLC

10.   28-14559       Prospect Harbor Credit Partners, L.P.

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                             Sankaty Advisors, LLC
                   Form 13F Information Table as of 3/31/13

                                                                                                 Voting
                                                                                               Authority
                                                                 Value  Investment  Other   ----------------
Name of Issuer               Title of Class   Cusip    Shares   (x1000) Discretion Managers Sole Shared None
--------------               -------------- --------- --------- ------- ---------- -------- ---- ------ ----
ACCURIDE CORP NEW            COM NEW        00439T206 4,433,371   23896   (OTHER)                          X
ADVANCE AUTO PARTS INC       COM            00751Y106    37,204    3075   (OTHER)                          X
AEROFLEX HLDG CORP           COM            007767106 2,702,796   21244   (OTHER)                          X
BECTON DICKINSON & CO        COM            075887109    33,411    3194   (OTHER)                          X
CAMPBELL SOUP CO             COM            134429109    74,892    3397   (OTHER)                          X
COLGATE PALMOLIVE CO         COM            194162103    26,277    3101   (OTHER)                          X
CVS CAREMARK CORPORATION     COM            126650100    55,478    3051   (OTHER)                          X
DAVITA HEALTHCARE PARTNERS I COM            23918K108    25,098    2976   (OTHER)                          X
GENERAL MLS INC              COM            370334104    66,071    3258   (OTHER)                          X
INTERNATIONAL FLAVORS&FRAGRA COM            459506101    39,686    3043   (OTHER)                          X
SMUCKER J M CO               COM NEW        832696405    30,916    3066   (OTHER)                          X
JOHNSON & JOHNSON            COM            478160104    38,378    3129   (OTHER)                          X
KELLOGG CO                   COM            487836108    48,223    3107   (OTHER)                          X
KIMBERLY CLARK CORP          COM            494368103    32,162    3151   (OTHER)                          X
LABORATORY CORP AMER HLDGS   COM NEW        50540R409    32,383    2921   (OTHER)                          X
PEPSICO INC                  COM            713448108    39,138    3096   (OTHER)                          X
PETSMART INC                 COM            716768106    46,797    2906   (OTHER)                          X
PROCTER & GAMBLE CO          COM            742718109    39,546    3047   (OTHER)                          X
QUEST DIAGNOSTICS INC        COM            74834L100    49,567    2799   (OTHER)                          X
SPIRIT AEROSYSTEMS HLDGS INC COM CL A       848574109   909,445   17270   (OTHER)                          X
SYSCO CORP                   COM            871829107    87,618    3082   (OTHER)                          X
TARGET CORP                  COM            87612E106    45,553    3118   (OTHER)                          X
TRONOX LTD                   SHS CL A       Q9235V101 2,269,003   44949   (OTHER)                          X
WAL-MART STORES INC          COM            931142103    40,667    3043   (OTHER)                          X
WASTE MGMT INC DEL           COM            94106L109    79,497    3117   (OTHER)                          X